Intangible Assets, net	12 Months Ended
Dec. 31, 2024
Intangible Assets, net
Intangible Assets, net

6.Intangible Assets, net

Intangible assets, net consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Purchased software	541,159	534,428
Less: Accumulated amortization	(525,534)	(534,428)
Intangible Assets, net	15,625	—

Amortization expense of intangible assets for the years ended December 31, 2022, 2023 and 2024 amounted to US$145,815, US$73,151 and US$15,589, respectively. Estimated amortization expenses of the existing intangible assets for each of the five years ending December 31, 2029, and thereafter are expected to be nil.